Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment revenues
Sales and other operating revenues	$ 180,366	$ 278,397	$ 298,756
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	180,366	278,397	298,756
Earnings from joint ventures and associates – after interest and tax	(403)	3,257	3,753
Segment results
Replacement cost profit (loss) before interest and taxation	(18,872)	11,039	20,179
Inventory holding gains (losses)	(2,868)	667	(801)
Profit (loss) before interest and taxation	(21,740)	11,706	19,378
Finance costs	(3,115)	(3,489)	(2,528)
Net finance expense relating to pensions and other post-retirement benefits	(33)	(63)	(127)
Profit (loss) before taxation	(24,888)	8,154	16,723
Other income statement items
Depreciation, depletion and amortization	14,889	17,780	15,457
Charges for provisions, net of write-back of unused provisions, including change in discount rate	2,502	1,185	2,746
Segment assets
Investments in joint ventures and associates	27,337	30,325	26,320
Additions to non-current assets	14,757	22,613	28,352
US
Segment revenues
Third party sales and other operating revenues	55,611	89,334	98,066
Other income statement items
Depreciation, depletion and amortization	5,194	6,062	5,170
Non-US
Segment revenues
Third party sales and other operating revenues	124,755	189,063	200,690
Other income statement items
Depreciation, depletion and amortization	9,695	11,718	10,287
Operating segments | Upstream
Segment revenues
Sales and other operating revenues	34,197	54,501	56,399
Less: sales and other operating revenues between segments	(17,130)	(27,034)	(28,565)
Third party sales and other operating revenues	17,067	27,467	27,834
Earnings from joint ventures and associates – after interest and tax	(268)	603	951
Segment results
Replacement cost profit (loss) before interest and taxation	(21,547)	4,917	14,328
Inventory holding gains (losses)	17	(8)	(6)
Profit (loss) before interest and taxation	(21,530)	4,909	14,322
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	56	118	355
Segment assets
Investments in joint ventures and associates	10,749	12,196	12,785
Additions to non-current assets	8,743	16,254	24,266
Operating segments | Upstream | US
Other income statement items
Depreciation, depletion and amortization	3,772	4,672	4,211
Operating segments | Upstream | Non-US
Other income statement items
Depreciation, depletion and amortization	7,447	9,560	8,907
Operating segments | Downstream
Segment revenues
Sales and other operating revenues	162,974	250,897	270,689
Less: sales and other operating revenues between segments	(158)	(973)	(574)
Third party sales and other operating revenues	162,816	249,924	270,115
Earnings from joint ventures and associates – after interest and tax	214	374	589
Segment results
Replacement cost profit (loss) before interest and taxation	3,418	6,502	6,940
Inventory holding gains (losses)	(2,796)	685	(862)
Profit (loss) before interest and taxation	622	7,187	6,078
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	1,903	507	834
Segment assets
Investments in joint ventures and associates	3,671	3,609	2,772
Additions to non-current assets	5,359	4,014	3,609
Operating segments | Downstream | US
Other income statement items
Depreciation, depletion and amortization	1,359	1,335	900
Operating segments | Downstream | Non-US
Other income statement items
Depreciation, depletion and amortization	1,631	1,586	1,177
Operating segments | Rosneft
Segment revenues
Sales and other operating revenues	0	0	0
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	(229)	2,295	2,283
Segment results
Replacement cost profit (loss) before interest and taxation	(149)	2,316	2,221
Inventory holding gains (losses)	(89)	(10)	67
Profit (loss) before interest and taxation	(238)	2,306	2,288
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	11,808	12,927	10,074
Additions to non-current assets	0	0	0
Operating segments | Rosneft | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Operating segments | Rosneft | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues	(18,521)	(28,789)	(30,010)
Less: sales and other operating revenues between segments	18,521	28,789	30,010
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation	89	75	211
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	89	75	211
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	0	0	0
Additions to non-current assets	0	0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Other businesses and corporate
Segment revenues
Sales and other operating revenues	1,716	1,788	1,678
Less: sales and other operating revenues between segments	(1,233)	(782)	(871)
Third party sales and other operating revenues	483	1,006	807
Earnings from joint ventures and associates – after interest and tax	(120)	(15)	(70)
Segment results
Replacement cost profit (loss) before interest and taxation	(683)	(2,771)	(3,521)
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	(683)	(2,771)	(3,521)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	543	560	1,557
Segment assets
Investments in joint ventures and associates	1,109	1,593	689
Additions to non-current assets	655	2,345	477
Other businesses and corporate | US
Other income statement items
Depreciation, depletion and amortization	63	55	59
Other businesses and corporate | Non-US
Other income statement items
Depreciation, depletion and amortization	$ 617	$ 572	$ 203